Investments - Composition of Fair Value of Debt Securities Classified by Rating (Details)	Dec. 31, 2022	Dec. 31, 2021
Investment Holdings [Line Items]
Percent of total debt securities carrying value	100.00%	100.00%
Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	92.40%	93.50%
Below investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	7.60%	6.50%
AAA | Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	17.90%	14.50%
AA | Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	8.20%	9.60%
A | Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	29.90%	28.50%
BBB | Investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	36.40%	40.90%
BB | Below investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	3.90%	3.60%
B and below | Below investment grade
Investment Holdings [Line Items]
Percent of total debt securities carrying value	3.70%	2.90%